Cost of sales - Schedule of crude oil fluctuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of the year (Note 19)	$ 2,664
Less: Crude oil stock at end of the year (Note 19)	(4,384)	$ (2,664)
Crude oil stock fluctuation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of the year (Note 19)	2,664	4,722	$ 5,222
Less: Crude oil stock at end of the year (Note 19)	(4,384)	(2,664)	(4,722)
Total crude oil stock fluctuation	$ (1,720)	$ 2,058	$ 500